COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Commitments Under Operating Leases
Year ended December 31,

2015	4,636
2016	3,842
2017	1,261
Thereafter	540
10,279